Financing receivables - Analysis of Each Class of Loans Not Carried at Fair Value using Nomura's Internal Ratings or Equivalent Credit Quality Indicators (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2015	Mar. 31, 2014
Financing receivable, recorded investment [Line items]
Loans receivable gross		¥ 1,145,961	¥ 1,029,716
Secured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross		178,486	166,765
Unsecured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross		146,017	108,201
Short-term secured margin loans [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross		425,245	421,809
Secured inter-bank money market loans [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross		7,249	12,885
Unsecured inter-bank money market loans [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross		9,746	30,000
Secured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross		369,740	251,100
Unsecured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross		7,374	33,159
Advances to affiliated companies [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross		2,104	5,797
AAA-BBB [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross		513,911	394,052
AAA-BBB [Member] | Secured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross		100,927	98,356
AAA-BBB [Member] | Unsecured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross		¥ 141,395	¥ 108,199
AAA-BBB [Member] | Short-term secured margin loans [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross
AAA-BBB [Member] | Secured inter-bank money market loans [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross		¥ 7,249	¥ 12,885
AAA-BBB [Member] | Unsecured inter-bank money market loans [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross		9,746	30,000
AAA-BBB [Member] | Secured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross		249,046	136,302
AAA-BBB [Member] | Unsecured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross		3,619	3,395
AAA-BBB [Member] | Advances to affiliated companies [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross		1,929	4,915
BB-CCC [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross		160,423	168,306
BB-CCC [Member] | Secured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross		38,373	¥ 33,669
BB-CCC [Member] | Unsecured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross		¥ 4,620
BB-CCC [Member] | Short-term secured margin loans [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross
BB-CCC [Member] | Secured inter-bank money market loans [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross
BB-CCC [Member] | Unsecured inter-bank money market loans [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross
BB-CCC [Member] | Secured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross		¥ 117,255	¥ 107,141
BB-CCC [Member] | Unsecured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross			26,902
BB-CCC [Member] | Advances to affiliated companies [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross		¥ 175	594
CC-D [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross		¥ 1,143	¥ 5,721
CC-D [Member] | Secured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross
CC-D [Member] | Unsecured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross		¥ 2	¥ 2
CC-D [Member] | Short-term secured margin loans [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross
CC-D [Member] | Secured inter-bank money market loans [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross
CC-D [Member] | Unsecured inter-bank money market loans [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross
CC-D [Member] | Secured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross		¥ 1,141	¥ 5,719
CC-D [Member] | Unsecured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross
CC-D [Member] | Advances to affiliated companies [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross
Others [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross	[1]	¥ 470,484	¥ 461,637
Others [Member] | Secured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross	[1]	¥ 39,186	¥ 34,740
Others [Member] | Unsecured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross
Others [Member] | Short-term secured margin loans [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross	[1]	¥ 425,245	¥ 421,809
Others [Member] | Secured inter-bank money market loans [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross
Others [Member] | Unsecured inter-bank money market loans [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross
Others [Member] | Secured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross	[1]	¥ 2,298	¥ 1,938
Others [Member] | Unsecured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross	[1]	¥ 3,755	2,862
Others [Member] | Advances to affiliated companies [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross			¥ 288	[1]

[1]	Relate to collateralized exposures where a specified ratio of LTV is maintained.